Guarantees and Contingent Liabilities - Summary of Other Guarantees and Contingent Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Guarantor Obligations [Line Items]
Carrying Amount	$ 452	$ 359
Standby letters of credit [Member]
Guarantor Obligations [Line Items]
Collateral Held
Carrying Amount	83
Maximum Potential Future Payments	18,481
Third-party borrowing arrangements [Member]
Guarantor Obligations [Line Items]
Collateral Held
Carrying Amount
Maximum Potential Future Payments	303
Securities lending indemnifications [Member]
Guarantor Obligations [Line Items]
Collateral Held	5,748
Carrying Amount
Maximum Potential Future Payments	5,634
Asset sales [Member]
Guarantor Obligations [Line Items]
Collateral Held
Carrying Amount	324
Maximum Potential Future Payments	2,797
Merchant processing [Member]
Guarantor Obligations [Line Items]
Collateral Held	623
Carrying Amount	82
Maximum Potential Future Payments	77,804
Contingent consideration arrangements [Member]
Guarantor Obligations [Line Items]
Collateral Held
Carrying Amount	12
Maximum Potential Future Payments	14
Tender option bond program guarantee [Member]
Guarantor Obligations [Line Items]
Collateral Held	5,337
Carrying Amount
Maximum Potential Future Payments	5,027
Minimum revenue guarantees [Member]
Guarantor Obligations [Line Items]
Collateral Held
Carrying Amount	15
Maximum Potential Future Payments	17
Other [Member]
Guarantor Obligations [Line Items]
Collateral Held
Carrying Amount	19
Maximum Potential Future Payments	$ 3,466